Supplemental Financial Information - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Deposits	$ 4,347	$ 379
Prepaid license and other prepaid expenses	1,991	3,589
Employee Retention Credit - Payroll Tax	0	4,283
Deferred contract costs	2,172	2,446
Other current assets	671	2,799
Prepaid and other current assets	$ 9,181	$ 13,496